Investment in Equity-accounted Investees (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenue		$ 751,304	$ 691,796	$ 573,957
Income/(loss)		597,673	(235,978)	312,652
Total comprehensive income		614,750	(246,936)	290,985
Depreciation and amortization		93,437	90,939	62,876
Income taxes		40,552	25,199	37,980
Z I M Member
Disclosure of associates [line items]
Revenue	[1]	8,427,400	5,162,200	12,561,600
Income/(loss)	[1],[2]	2,147,700	(2,695,600)	4,619,400
Other comprehensive income	[1],[2]	3,600	12,300	(41,200)
Total comprehensive income	[1]	2,151,300	(2,683,300)	4,578,200
Kenon's share of comprehensive income	[1]	101,492	(279,236)	1,023,567
Adjustments	[1]	(464)	13,190	558
Kenon share of comprehensive income presented in the books	[1]	101,028	(266,046)	1,024,125
Renewable [Member]
Disclosure of associates [line items]
Revenue	[3]	10,933	0	0
Income/(loss)	[2],[3]	(1,201)	0	0
Other comprehensive income	[2],[3]	1,658	0	0
Total comprehensive income	[3]	457	0	0
Kenon's share of comprehensive income	[3]	304	0	0
Adjustments	[3]	(557)	0	0
Kenon share of comprehensive income presented in the books	[3]	(253)	0	0
Fairview [Member]
Disclosure of associates [line items]
Revenue		299,331	273,763	373,967
Income/(loss)	[2]	102,619	106,110	98,907
Other comprehensive income	[2]	6,168	(17,066)	15,730
Total comprehensive income		108,787	89,044	114,637
Kenon's share of comprehensive income		27,197	22,261	28,659
Adjustments		(1,541)	(1,928)	(1,267)
Kenon share of comprehensive income presented in the books		25,656	20,333	27,392
Maryland [Member]
Disclosure of associates [line items]
Revenue		238,807	238,800	243,710
Income/(loss)	[2]	11,480	23,956	33,249
Other comprehensive income	[2]	20,157	(25,678)	6,419
Total comprehensive income		31,637	(1,722)	39,668
Kenon's share of comprehensive income		14,598	(431)	9,917
Adjustments		600	453	458
Kenon share of comprehensive income presented in the books		15,198	22	10,375
Shore [Member]
Disclosure of associates [line items]
Revenue		167,064	134,805	261,386
Income/(loss)	[2]	(60,513)	(74,767)	6,853
Other comprehensive income	[2]	6,996	(18,728)	16,301
Total comprehensive income		(53,517)	(93,495)	23,154
Kenon's share of comprehensive income		(20,546)	(35,089)	8,690
Adjustments		4,229	3,777	3,554
Kenon share of comprehensive income presented in the books		(16,317)	(31,312)	12,244
Towantic [Member]
Disclosure of associates [line items]
Revenue		418,684	395,779	494,665
Income/(loss)	[2]	119,665	163,651	47,436
Other comprehensive income	[2]	(9,242)	(31,270)	22,616
Total comprehensive income		110,423	132,381	70,052
Kenon's share of comprehensive income		28,710	34,419	18,214
Adjustments		696	(54)	(184)
Kenon share of comprehensive income presented in the books		29,406	34,365	18,030
Valley [Member]
Disclosure of associates [line items]
Revenue		262,076	239,165	405,548
Income/(loss)	[2]	14,599	32,527	69,138
Other comprehensive income	[2]	(25,215)	22,637	1,178
Total comprehensive income		(10,616)	55,164	70,316
Kenon's share of comprehensive income		(5,308)	27,582	35,158
Adjustments		(2)	301	413
Kenon share of comprehensive income presented in the books		(5,151)	27,883	35,571
Three Rivers [Member]
Disclosure of associates [line items]
Revenue		333,319	145,380	(2,722)
Income/(loss)	[2]	9,356	603	(7,934)
Other comprehensive income	[2]	(9,548)	(12,310)	53,814
Total comprehensive income		(192)	(11,707)	45,880
Kenon's share of comprehensive income		(19)	(1,171)	4,588
Adjustments		(24)	(11)	0
Kenon share of comprehensive income presented in the books		$ (43)	$ (1,182)	$ 4,588

[1]	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 26 for further details.
[2]	Excludes portion attributable to non-controlling interest.
[3]	Refer to Note 11.A.7 for deconsolidation of CPV Renewable